Bank and Other Borrowings - Schedule of Bank and Other Borrowings (Details) - Bank and Other Borrowings [Member] - USD ($)		Mar. 31, 2025	Mar. 31, 2024
Schedule of Bank and Other Borrowings [Line Items]
Bank and other borrowings (in Dollars)		$ 12,044,435	$ 10,928,069
Less: current portion of long-term bank and other borrowings (in Dollars)		(12,044,435)	(10,928,069)
Non-current portion of long-term bank and other borrowings (in Dollars)
The Hongkong and Shanghai Banking Corporation Limited (“HSBC”) – Guarantee loan 1 [Member]
Schedule of Bank and Other Borrowings [Line Items]
Bank and other borrowings (in Dollars)	[1]	138,733	143,422
HSBC – Guarantee loan 2 [Member]
Schedule of Bank and Other Borrowings [Line Items]
Bank and other borrowings (in Dollars)	[2]	$ 94,420	96,007
Hang Seng Bank (“HASE”) – Term loan [Member]
Schedule of Bank and Other Borrowings [Line Items]
Interest rate (per annum)		3.625%
Bank and other borrowings (in Dollars)	[3]		269,805
HSBC – Guarantee loan 3 [Member]
Schedule of Bank and Other Borrowings [Line Items]
Bank and other borrowings (in Dollars)	[4]	107,489	110,141
HSBC – Guarantee loan 4 [Member]
Schedule of Bank and Other Borrowings [Line Items]
Bank and other borrowings (in Dollars)	[5]	351,763	359,054
HSBC – Post-Shipment Buyer loans [Member]
Schedule of Bank and Other Borrowings [Line Items]
Bank and other borrowings (in Dollars)	[6]	3,623,136	3,610,287
HSBC – Post-Shipment MA loan 1 [Member]
Schedule of Bank and Other Borrowings [Line Items]
Bank and other borrowings (in Dollars)	[6]	1,517,995	1,484,984
HSBC – Funds from factoring [Member]
Schedule of Bank and Other Borrowings [Line Items]
Bank and other borrowings (in Dollars)	[7]	2,570,694	2,554,049
HSBC – MA Loan 2 and CIL Loan [Member]
Schedule of Bank and Other Borrowings [Line Items]
Bank and other borrowings (in Dollars)	[8]	$ 2,313,625	2,300,320
AR Horizon Limited – Export Invoice Finance Facility [Member]
Schedule of Bank and Other Borrowings [Line Items]
Interest rate (per annum)		12.00%
Bank and other borrowings (in Dollars)	[9]	$ 514,138
Universal Life Insurance (ULI) Loan (I) and Loan (II) [Member]
Schedule of Bank and Other Borrowings [Line Items]
Interest rate (per annum)		4.737%
Bank and other borrowings (in Dollars)	[10]	$ 812,442
Maximum [Member] | The Hongkong and Shanghai Banking Corporation Limited (“HSBC”) – Guarantee loan 1 [Member]
Schedule of Bank and Other Borrowings [Line Items]
Interest rate (per annum)		3.00%
Maximum [Member] | HSBC – Guarantee loan 2 [Member]
Schedule of Bank and Other Borrowings [Line Items]
Interest rate (per annum)		3.00%
Maximum [Member] | HSBC – Guarantee loan 3 [Member]
Schedule of Bank and Other Borrowings [Line Items]
Interest rate (per annum)		3.00%
Maximum [Member] | HSBC – Guarantee loan 4 [Member]
Schedule of Bank and Other Borrowings [Line Items]
Interest rate (per annum)		3.00%
Maximum [Member] | HSBC – Post-Shipment Buyer loans [Member]
Schedule of Bank and Other Borrowings [Line Items]
Interest rate (per annum)		6.77%
Maximum [Member] | HSBC – Post-Shipment MA loan 1 [Member]
Schedule of Bank and Other Borrowings [Line Items]
Interest rate (per annum)		6.513%
Maximum [Member] | HSBC – Funds from factoring [Member]
Schedule of Bank and Other Borrowings [Line Items]
Interest rate (per annum)		5.728%
Maximum [Member] | HSBC – MA Loan 2 and CIL Loan [Member]
Schedule of Bank and Other Borrowings [Line Items]
Interest rate (per annum)		6.394%
Minimum [Member] | The Hongkong and Shanghai Banking Corporation Limited (“HSBC”) – Guarantee loan 1 [Member]
Schedule of Bank and Other Borrowings [Line Items]
Interest rate (per annum)		3.625%
Minimum [Member] | HSBC – Guarantee loan 2 [Member]
Schedule of Bank and Other Borrowings [Line Items]
Interest rate (per annum)		3.625%
Minimum [Member] | HSBC – Guarantee loan 3 [Member]
Schedule of Bank and Other Borrowings [Line Items]
Interest rate (per annum)		2.875%
Minimum [Member] | HSBC – Guarantee loan 4 [Member]
Schedule of Bank and Other Borrowings [Line Items]
Interest rate (per annum)		3.625%
Minimum [Member] | HSBC – Post-Shipment Buyer loans [Member]
Schedule of Bank and Other Borrowings [Line Items]
Interest rate (per annum)		7.22%
Minimum [Member] | HSBC – Post-Shipment MA loan 1 [Member]
Schedule of Bank and Other Borrowings [Line Items]
Interest rate (per annum)		7.22%
Minimum [Member] | HSBC – Funds from factoring [Member]
Schedule of Bank and Other Borrowings [Line Items]
Interest rate (per annum)		6.80%
Minimum [Member] | HSBC – MA Loan 2 and CIL Loan [Member]
Schedule of Bank and Other Borrowings [Line Items]
Interest rate (per annum)		8.02%

[1]	On May 26, 2020, the Company borrowed HK$4,000,000 (equivalently to US$514,138 as at March 31, 2025) as working capital for 3 years (the 2020 Loan Agreement — HK$4 million) at an annual interest rate of HSBC Prime Lending Rate (“BLR”) minus 2.25% under the loan agreement with HSBC. The loan is secured by The Hong Kong Mortgage Corporation Limited. On November 1, 2022, the Company and HSBC amended and restated the 2020 Loan Agreement — HK$4 million (the First Amended and Restated Loan Agreement), the payment schedule of the outstanding of the loan was modified to 91 equal payments of principal, plus accrued and unpaid interest. On June 1, 2024, the Company and HSBC amended and restated the 2020 Loan Agreement — HK$4 million (the Second Amended and Restated Loan Agreement), the payment schedule of the outstanding loan was modified to 83 payments of principal, plus accrued and unpaid interest.
[2]	On November 14, 2020, the Company borrowed HK$1,000,000 (equivalently to US$128,535 as at March 31, 2025) as working capital for 5 years (the 2020 Loan agreement — HK$1 million) at an annual interest rate of BLR minus 2.25% under the loan agreement with HSBC. The loan is secured by The Hong Kong Mortgage Corporation Limited. On October 18, 2022, the Company and HSBC amended and restated the 2020 Loan Agreement — HK$1 million (the First Amended and Restated Loan Agreement), the payment schedule of the outstanding of the loan was modified to 98 equal payments of principal, plus accrued and unpaid interest. On May 22, 2024, the Company and HSBC amended and restated the 2020 Loan Agreement — HK$1 million (the Second Amended and Restated Loan Agreement), the payment schedule of the outstanding of the loan was modified to 90 payments of principal, plus accrued and unpaid interest.
[3]	On February 2, 2021, HASE issued Banking Facilities for Kin Chiu’s account in an aggregate amount not to exceed HK$22,608,000 (equivalently to US$2,905,913 as at March 31, 2025), which can be drawn over a total of two advances from HASE up to US$2,563,700 and US$334,300, respectively. The loan was repayable 12 months from the date of drawdown. On March 7, 2023, the Company and HASE revised the banking facilities and the loan repayment date is modified to 60 months from the date of drawdown. On May 20, 2024, the Company redeemed its life insurance policy in exchange for repayment of bank borrowings of US$271,586. The interest rate for the banking facilities is 2% per annum over 3-month Hong Kong Interbank Offered Rate (HIBOR) or the Bank’s Cost of Funds. The loan was secured by the life insurance policy and personal guarantees from Mr. Ngo Chiu Lam and Mr. Wong Chak Lam.
[4]	On May 6, 2021, the Company borrowed HK$1,000,000 (equivalently to US$128,535 as at March 31, 2025) as working capital for 8 years (the 2021 Loan agreement) at an annual interest rate of BLR minus 2.25% under the loan agreement with HSBC. The loan is secured by The Hong Kong Mortgage Corporation Limited. On October 18, 2022, the Company and HSBC amended and restated the 2021 Loan Agreement (the First Amended and Restated Loan Agreement), the payment schedule of the outstanding of the loan was modified to 103 equal payments of principal, plus accrued and unpaid interest. On June 1, 2024, the Company and HSBC amended and restated the 2021 Loan Agreement (the Second Amended and Restated Loan Agreement), the payment schedule of the outstanding of the loan was modified to 95 payments of principal, plus accrued and unpaid interest.
[5]	On July 27, 2022, the Company borrowed HK$3,000,000 (equivalently to US$385,604 as at March 31, 2025) as working capital for 10 years at an annual interest rate of BLR minus 2.25% under the loan agreement with HSBC. The loan is secured by The Hong Kong Mortgage Corporation Limited. On June 12, 2024, the Company and HSBC amended and restated the 2022 Loan Agreement (the First Amended and Restated Loan Agreement), the payment schedule of the outstanding of the loan was modified to 109 payments of principal, plus accrued and unpaid interest.
[6]	On February 23, 2023, HSBC issued banking facilities for Kin Chiu’s account in an aggregate amount not to exceed HK$40,000,000 (equivalently to US$5,141,388 as at March 31, 2025), which may include working capital identified in HSBC’s various agreements. The interest rate for the banking facilities is 2.5% per annum over 1-month HIBOR on such day. The loan is secured by personal guarantees from Mr. Ngo Chiu Lam and Mr. Wong Chak Lam.
[7]	On February 23, 2023, HSBC issued discounting/factoring agreement for Kin Chiu’s account in an aggregate amount not to exceed HK$20,000,000 (equivalently to US$2,570,694 as at March 31, 2025), which may include working capital identified in HSBC’s various agreements. On November 3, 2023, the Company renewed the discounting/factoring agreement with the same terms. The interest rate for the discounting/factoring agreement is 2% per annum over 1-month HIBOR on such day. The loan is repayable 90 days from the date of drawdown and secured by personal guarantees from Mr. Ngo Chiu Lam and Mr. Wong Chak Lam.
[8]	On November 3, 2023, HSBC issued banking facilities for Kin Chiu’s account in an aggregate amount not to exceed HK$18,000,000 (equivalently to US$2,313,625 as at March 31, 2025), which may include working capital identified in HSBC’s various agreements. The interest rate for the bank facilities is 2.5% per annum over 1-day HIBOR. The loan is secured by personal guarantee from Mr. Ngo Chiu Lam.
[9]	On September 12, 2024, AR Horizon Limited issued Export Invoice Finance Facility for the granting of export loan with respect to commercial invoices issued by the borrowers to the employers in an aggregate amount not to exceed US$514,138 (HK$4,000,000). The loan is secured by an assignment of receivables. The interest rate for the Export Invoice Finance Facility is 12% per annum. The loan is repayable 9 months from the date of drawdown.
[10]	On December 20, 2024, HSBC issued banking facilities as working capital for Kin Chiu’s account in an aggregate amount not to exceed HK$6,638,838 (equivalently to US$853,321 as at March 31, 2025). The interest rate for the SME financing guarantee scheme is HIBOR + 1% per annum. The loan is secured by the entire life insurance policy from Mr. Ngo Chiu Lam and Mrs. Po Lok Sze. The loan contains a repayment on demand clause. The cash surrender value is US$1,381,153 as of date of transfer. Should the realized market value of this collateral upon enforcement be insufficient to cover the full outstanding loan balance of US$812,442 as of March 31, 2025, Mr. Ngo Chiu Lam has undertaken to personally settle any resulting shortfall.